UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: JANUARY 31, 2009

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS

                                                    OCTOBER 31, 2008 (UNAUDITED)

HANCOCK HORIZON PRIME MONEY MARKET FUND

                                                          FACE AMOUNT     VALUE
DESCRIPTION                                                  (000)        (000)
-----------                                              ------------   --------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 27.6%
      FHLB (A)
         1.301%, 11/07/08                                $      4,000    $ 3,999
         0.816%, 11/17/08                                       4,000      3,999
                                                                         -------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (COST $7,998)                                                        7,998
                                                                         -------
COMMERCIAL PAPER (B) -- 13.8%
   Banks -- 3.4%
      DnB Bank 144A
         2.752%, 12/22/08                                       1,000        996
                                                                         -------
   TOTAL BANKS                                                               996
                                                                         -------
   Financial Services -- 10.4%
      General Electric Capital
         2.445%, 11/21/08                                       1,000        998
      ING US Funding
         2.591%, 11/03/08                                       1,000      1,000
      Rabobank USA Financial
         2.648%, 11/03/08                                       1,000      1,000
                                                                         -------
   TOTAL FINANCIAL SERVICES                                                2,998
                                                                         -------
   TOTAL COMMERCIAL PAPER (COST $3,994)                                    3,994
                                                                         -------
REPURCHASE AGREEMENTS (C) -- 58.7%
      JPMorgan
         0.100%, dated 10/31/08, to be repurchased on
         11/03/08, repurchase price $8,539,980,
         (collateralized by a U.S. Treasury Note, par
         value $8,310,000, 6.000%, 08/15/09, with a
         total market value of $8,711,659)                      8,540      8,540
      U.S. PaineWebber
         0.140%, dated 10/31/08, to be repurchased
         on 11/03/08, repurchase price $8,500,099,
         (collateralized by a various Government
         Agency Securities, par values ranging
         $5,000-$8,640,000, 0.000%-6.000%,
         11/24/08-01/16/37, with a total market value
         of $8,671,301)                                         8,500      8,500
                                                                         -------
   TOTAL REPURCHASE AGREEMENTS (COST $17,040)                             17,040
                                                                         -------
   TOTAL INVESTMENTS -- 100.1% (COST $29,032)+                           $29,032
                                                                         -------

PERCENTAGES ARE BASED ON NET ASSETS $28,997,285.

(A)  DISCOUNT NOTE

(B)  THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(C)  TRI-PARTY REPURCHASE AGREEMENT.

FHLB - FEDERAL HOME LOAN BANK

144A - SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. ON OCTOBER 31, 2008, THE VALUE OF THESE SECURITIES AMOUNTED TO $996 (000S), REPRESENTING 3.4% OF THE NET ASSETS OF THE FUND.

+    FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK
COST. COST FIGURES ARE SHOWN WITH "000S" OMITTED.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

                                                    OCTOBER 31, 2008 (UNAUDITED)

HANCOCK HORIZON TREASURY SECURITIES MONEY MARKET FUND

                                                          FACE AMOUNT     VALUE
DESCRIPTION                                              (000)/SHARES     (000)
-----------                                              ------------   --------
U.S. TREASURY OBLIGATIONS -- 62.7%
      U.S. Treasury Bills (A)
         1.828%, 11/13/08                                 $    25,000   $ 24,985
         1.667%, 11/28/08                                      35,000     34,956
         1.943%, 12/18/08                                      50,000     49,885
         1.752%, 01/15/09                                      35,000     34,873
         1.949%, 02/12/09                                      25,000     24,862
         0.883%, 03/19/09                                      40,000     39,865
         1.282%, 04/02/09                                      25,000     24,865
         0.772%, 04/09/09                                      70,000     69,765
                                                                        --------
   TOTAL U.S. TREASURY OBLIGATIONS
      (COST $304,056)                                                    304,056
                                                                        --------
CASH EQUIVALENT (B) -- 9.3%
      Federated US Treasury Cash
         Reserves, Cl I, 0.750%                            45,000,000     45,000
                                                                        --------
   TOTAL CASH EQUIVALENT (COST $45,000)                                   45,000
                                                                        --------
REPURCHASE AGREEMENTS (C) -- 28.0%
      ABN Amro
         0.100%, dated 10/31/08, to be repurchased on
         11/03/08, repurchase price $70,000,583,
         (collateralized by a Cash Management Bill and
         U.S. Treasury Note, par value ranging
         $21,391,900-$48,307,300, 0.000%-4.500%,
         06/24/09-02/15/36, with a total market value
         $71,400,016)                                          70,000     70,000
      JPMorgan
         0.100%, dated 10/31/08, to be repurchased on
         11/03/08, repurchase price $65,913,255,
         (collateralized by various U.S. Treasury
         Notes, par value ranging
         $900,000-$63,657,000, 4.875%-6.000%,
         05/31/09-08/15/09, with a total market value
         $67,235,845)                                          65,913     65,913
                                                                        --------
   TOTAL REPURCHASE AGREEMENTS (COST $135,913)                           135,913
                                                                        --------
   TOTAL INVESTMENTS -- 100.0% (COST $484,969)+                         $484,969
                                                                        --------

PERCENTAGES ARE BASED ON NET ASSETS $484,761,741.

CL - CLASS

(A)  THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(B)  THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2008.

(C)  TRI-PARTY REPURCHASE AGREEMENT.

+    FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK
COST. COST FIGURES ARE SHOWN WITH "000S" OMITTED.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

                                                    OCTOBER 31, 2008 (UNAUDITED)

HANCOCK HORIZON STRATEGIC INCOME BOND FUND

                                                          FACE AMOUNT     VALUE
DESCRIPTION                                                  (000)        (000)
-----------                                              ------------   --------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 39.5%
      FFCB
         5.540%, 11/07/16                                $      1,500   $  1,521
         4.450%, 06/01/15                                       2,500      2,436
      FHLB
         5.250%, 06/10/11                                       3,000      3,138
         5.200%, 02/26/18                                       2,000      1,933
         5.125%, 06/11/38                                       1,500      1,379
         5.000%, 12/09/16                                       1,000        979
         5.000%, 11/17/17                                       1,000        977
         5.000%, 12/08/17                                       1,000        976
         4.750%, 03/13/09                                       1,000      1,008
         4.750%, 12/09/11                                       1,500      1,554
         4.500%, 06/21/10                                       1,500      1,529
         4.000%, 11/13/09                                         500        504
         3.550%, 01/14/10                                       2,000      2,004
         3.200%, 07/02/09                                       2,000      2,003
      FHLMC
         7.000%, 03/15/10                                       1,500      1,578
         5.250%, 04/18/16                                       1,000      1,017
         5.125%, 08/23/10                                       2,000      2,072
         5.000%, 04/01/23                                       1,148      1,121
         4.500%, 01/15/15                                       4,000      3,984
      FNMA
         6.250%, 05/15/29                                       1,500      1,610
         5.500%, 03/15/11                                       1,500      1,580
         5.000%, 09/18/09                                       1,500      1,526
         5.000%, 02/13/17                                         500        493
         5.000%, 11/01/21                                       1,731      1,693
         4.140%, 02/04/15                                       2,000      1,937
                                                                        --------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (COST $40,686)                                                      40,552
                                                                        --------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 28.0%
      FHLMC
         7.000%, 12/01/14                                           6          6
         7.000%, 04/01/15                                           9          9

                                                          FACE AMOUNT     VALUE
DESCRIPTION                                                  (000)        (000)
-----------                                              ------------   --------
      FHLMC - (continued)
         5.500%, 08/01/21                                $      1,155   $  1,151
         5.500%, 10/01/36                                       1,337      1,305
         5.000%, 01/01/13                                       1,078      1,078
         5.000%, 10/01/16                                         405        400
         5.000%, 04/01/22                                       1,576      1,540
      FNMA
         7.500%, 04/01/15                                          --         --
         7.500%, 12/01/30                                          27         28
         7.000%, 12/01/09                                           2          2
         6.500%, 01/01/32                                         171        175
         6.000%, 08/01/35                                       1,566      1,566
         6.000%, 05/01/36                                       1,094      1,094
         6.000%, 07/01/36                                       1,039      1,039
         5.500%, 06/01/25                                       1,730      1,701
         5.500%, 10/01/34                                         570        558
         5.500%, 01/01/36                                       1,223      1,196
         5.500%, 02/01/36                                       1,948      1,904
         5.500%, 04/01/36                                       1,203      1,176
         5.000%, 10/01/18                                         318        314
         5.000%, 12/01/18                                         363        358
         5.000%, 05/01/38                                       1,977      1,873
         4.500%, 07/01/18                                         880        846
         4.000%, 09/01/10                                         722        720
      GNMA
         7.500%, 08/15/12                                           7          8
         7.500%, 09/15/13                                           6          6
         7.500%, 12/20/29                                           3          3
         6.500%, 09/15/13                                          21         22
         6.500%, 04/15/14                                           7          7
         6.500%, 03/15/31                                          28         28
         6.500%, 07/15/31                                         403        409
         6.000%, 05/15/28                                           3          3
         6.000%, 09/15/34                                         393        394
         6.000%, 11/15/34                                         216        216
         6.000%, 12/15/34                                         244        245

SCHEDULE OF INVESTMENTS

                                                    OCTOBER 31, 2008 (UNAUDITED)

HANCOCK HORIZON STRATEGIC INCOME BOND FUND

                                                          FACE AMOUNT     VALUE
DESCRIPTION                                                  (000)        (000)
-----------                                              ------------   --------
      GNMA - (continued)
         5.500%, 01/15/36                                $      1,447   $  1,421
         5.500%, 04/15/36                                       1,159      1,138
         5.000%, 09/15/17                                         260        261
         5.000%, 12/15/17                                         348        349
         5.000%, 10/15/18                                          32         32
         5.000%, 11/15/18                                          25         26
         5.000%, 01/15/19                                         596        596
         5.000%, 03/15/33                                          41         40
         5.000%, 04/15/33                                          20         19
         5.000%, 06/15/33                                          72         68
         5.000%, 04/15/38                                       2,464      2,355
         4.500%, 02/15/20                                       1,027        994
                                                                        --------
   TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
      OBLIGATIONS (COST $29,152)                                          28,679
                                                                        --------
CORPORATE BONDS -- 22.2%
   Aerospace & Defense -- 2.2%
      General Dynamics
         4.500%, 08/15/10                                       1,000      1,007
      Honeywell International
         5.300%, 03/01/18                                       1,400      1,232
                                                                        --------
   TOTAL AEROSPACE & DEFENSE                                               2,239
                                                                        --------
   Agriculture -- 1.7%
      Cargill 144A
         4.375%, 06/01/13                                       2,000      1,743
                                                                        --------
   TOTAL AGRICULTURE                                                       1,743
                                                                        --------
   Banks -- 0.8%
      Citigroup
         5.300%, 01/07/16                                       1,000        797
                                                                        --------
   TOTAL BANKS                                                               797
                                                                        --------
   Building & Construction -- 1.0%
      CRH America
         8.125%, 07/15/18                                       1,300      1,068
                                                                        --------
   TOTAL BUILDING & CONSTRUCTION                                           1,068
                                                                        --------

                                                          FACE AMOUNT     VALUE
DESCRIPTION                                                  (000)        (000)
-----------                                              ------------   --------
   Chemicals -- 1.9%
      Dow Chemical
         6.000%, 10/01/12                                $      1,000   $    948
      E.I. Du Pont de Nemours
         4.125%, 04/30/10                                       1,000        992
                                                                        --------
   TOTAL CHEMICALS                                                         1,940
                                                                        --------
   Electrical Services & Equipment -- 2.0%
      Pacificorp
         6.900%, 11/15/11                                         793        789
      PSEG Power
         3.750%, 04/01/09                                       1,300      1,278
                                                                        --------
   TOTAL ELECTRICAL SERVICES & EQUIPMENT                                   2,067
                                                                        --------
   Electrical Utilities -- 0.9%
      Northeast Utilities
         5.650%, 06/01/13                                       1,000        943
                                                                        --------
   TOTAL ELECTRICAL UTILITIES                                                943
                                                                        --------
   Financial Services -- 3.6%
      Boeing Capital
         6.500%, 02/15/12                                       1,000        987
      Ford Motor Credit
         7.375%, 02/01/11                                         650        404
      General Electric Capital MTN, Ser A
         6.875%, 11/15/10                                         500        499
      Lehman Brothers Holdings (A)
         6.875%, 05/02/18                                       1,500        195
      Merrill Lynch
         6.050%, 05/16/16                                       1,000        809
      Morgan Stanley
         5.550%, 04/27/17                                         970        773
                                                                        --------
   TOTAL FINANCIAL SERVICES                                                3,667
                                                                        --------
   Food, Beverage & Tobacco -- 0.5%
      Campbell Soup
         6.750%, 02/15/11                                         500        514
                                                                        --------
   TOTAL FOOD, BEVERAGE & TOBACCO                                            514
                                                                        --------

SCHEDULE OF INVESTMENTS

                                                    OCTOBER 31, 2008 (UNAUDITED)

HANCOCK HORIZON STRATEGIC INCOME BOND FUND

                                                          FACE AMOUNT     VALUE
DESCRIPTION                                              (000)/SHARES     (000)
-----------                                              ------------   --------
   Medical Products & Services -- 1.6%
      Humana
         7.200%, 06/15/18                                $      1,425   $  1,139
      Medco Health Solutions
         7.250%, 08/15/13                                         500        478
                                                                        --------
   TOTAL MEDICAL PRODUCTS & SERVICES                                       1,617
                                                                        --------
   Oil Exploration & Production -- 0.8%
      Anadarko Petroleum
         5.000%, 10/01/12                                         850        783
                                                                        --------
   TOTAL OIL EXPLORATION & PRODUCTION                                        783
                                                                        --------
   Printing & Publishing -- 0.7%
      Gannett
         5.750%, 06/01/11                                       1,000        730
                                                                        --------
   TOTAL PRINTING & PUBLISHING                                               730
                                                                        --------
   Retail -- 2.6%
      Target
         5.375%, 05/01/17                                       1,000        802
         5.375%, 06/15/09                                         500        504
      Wal-Mart Stores
         4.000%, 01/15/10                                       1,000      1,005
      Yum! Brands
         6.250%, 04/15/16                                         500        394
                                                                        --------
   TOTAL RETAIL                                                            2,705
                                                                        --------
   Telephones & Telecommunication -- 1.9%
      BellSouth
         6.000%, 10/15/11                                       1,000        973
      SBC Communications
         5.875%, 08/15/12                                       1,000        960
                                                                        --------
   TOTAL TELEPHONES & TELECOMMUNICATION                                    1,933
                                                                        --------
   TOTAL CORPORATE BONDS (COST $26,783)                                   22,746
                                                                        --------
EXCHANGE TRADED FUNDS -- 7.3%
      iShares iBoxx High Yield Fund                            17,000      1,225
      iShares iBoxx Investment Grade
         Corporate Bond Fund                                   71,958      6,307
                                                                        --------
   TOTAL EXCHANGE TRADED FUNDS (COST $8,915)                               7,532
                                                                        --------

                                                          SHARES/FACE     VALUE
DESCRIPTION                                              AMOUNT (000)     (000)
-----------                                              ------------   --------
CASH EQUIVALENT (B) (C)-- 1.3%
      Hancock Horizon Prime Money
         Market Fund, 0.700%                                1,303,479   $  1,304
                                                                        --------
   TOTAL CASH EQUIVALENT (COST $1,304)                                     1,304
                                                                        --------
MUNICIPAL BOND -- 0.9%
      State of California
         5.250%, 08/01/38                                $      1,000        912
                                                                        --------
   TOTAL MUNICIPAL BOND (COST $992)                                          912
                                                                        --------
   TOTAL INVESTMENTS -- 99.2% (COST $107,832) +                         $101,725
                                                                        --------

PERCENTAGES ARE BASED ON NET ASSETS $102,593,671.

(A)  SECURITY IN DEFAULT ON INTEREST PAYMENTS.

(B)  THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2008.

(C)  INVESTMENT IN AFFILIATED COMPANY.

CL    - CLASS
FFCB  - FEDERAL FARM CREDIT BANK
FHLB  - FEDERAL HOME LOAN BANK
FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA  - FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA  - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MTN   - MEDIUM TERM NOTE
SER   - SERIES

AMOUNTS DESIGNATED AS "--" ARE $0 (000) OR HAVE BEEN ROUNDED TO $0 (000).

144A - SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. ON OCTOBER 31, 2008, THE VALUE OF THESE SECURITIES AMOUNTED TO $1,743 (000S), REPRESENTING 1.7% OF THE NET ASSETS OF THE FUND.

+    AT OCTOBER 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
$107,832, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $541 AND $(6,648), RESPECTIVELY. COST AND UNREALIZED FIGURES ARE SHOWN WITH "000S" OMITTED.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

                                                    OCTOBER 31, 2008 (UNAUDITED)

HANCOCK HORIZON VALUE FUND

                                                                          VALUE
DESCRIPTION                                                 SHARES        (000)
-----------                                              ------------   --------
COMMON STOCK -- 96.1%
   Advertising Agencies -- 1.2%
      Omnicom Group                                            47,000   $  1,388
                                                                        --------
   TOTAL ADVERTISING AGENCIES                                              1,388
                                                                        --------
   Aerospace & Defense -- 6.2%
      L-3 Communications Holdings, Cl 3                        20,000      1,624
      Lockheed Martin                                          25,000      2,126
      Raytheon                                                 46,000      2,351
      Rockwell Collins                                         36,000      1,340
                                                                        --------
   TOTAL AEROSPACE & DEFENSE                                               7,441
                                                                        --------
   Agriculture -- 3.4%
      CF Industries Holdings                                   20,000      1,284
      Monsanto                                                 32,000      2,847
                                                                        --------
   TOTAL AGRICULTURE                                                       4,131
                                                                        --------
   Automotive -- 1.0%
      Johnson Controls                                         69,000      1,223
                                                                        --------
   TOTAL AUTOMOTIVE                                                        1,223
                                                                        --------
   Banks -- 4.4%
      PNC Financial Services Group                             31,000      2,067
      State Street                                             30,000      1,300
      Wells Fargo                                              55,000      1,873
                                                                        --------
   TOTAL BANKS                                                             5,240
                                                                        --------
   Chemicals -- 2.9%
      Eastman Chemical                                         38,000      1,535
      Praxair                                                  30,000      1,954
                                                                        --------
   TOTAL CHEMICALS                                                         3,489
                                                                        --------
   Computer Software -- 1.1%
      Compuware *                                             209,000      1,333
                                                                        --------
   TOTAL COMPUTER SOFTWARE                                                 1,333
                                                                        --------
   Computers & Services -- 1.3%
      QLogic *                                                128,000      1,539
                                                                        --------
   TOTAL COMPUTERS & SERVICES                                              1,539
                                                                        --------
   Cosmetics & Toiletries -- 1.7%
      Colgate Palmolive                                        33,000      2,071
                                                                        --------
   TOTAL COSMETICS & TOILETRIES                                            2,071
                                                                        --------

                                                                          VALUE
DESCRIPTION                                                 SHARES        (000)
-----------                                              ------------   --------
   Drugs -- 6.7%
      Abbott Laboratories                                      46,000   $  2,537
      Eli Lilly                                                45,000      1,522
      Johnson & Johnson                                        36,000      2,208
      Pfizer                                                   99,000      1,753
                                                                        --------
   TOTAL DRUGS                                                             8,020
                                                                        --------
   Electrical Utilities -- 12.0%
      American Electric Power                                  65,000      2,121
      Duke Energy                                             140,000      2,293
      FPL Group                                                50,000      2,362
      MDU Resources Group                                      83,000      1,511
      Progress Energy                                          45,000      1,772
      SCANA                                                    62,000      2,040
      Southern                                                 66,000      2,267
                                                                        --------
   TOTAL ELECTRICAL UTILITIES                                             14,366
                                                                        --------
   Environmental Services -- 1.7%
      Waste Management                                         66,000      2,061
                                                                        --------
   TOTAL ENVIRONMENTAL SERVICES                                            2,061
                                                                        --------
   Financial Services -- 2.8%
      Northern Trust                                           32,000      1,802
      Raymond James Financial                                  66,000      1,537
                                                                        --------
   TOTAL FINANCIAL SERVICES                                                3,339
                                                                        --------
   Food, Beverage & Tobacco -- 6.1%
      Coca-Cola                                                50,000      2,203
      General Mills                                            40,000      2,710
      Kroger                                                   90,000      2,471
                                                                        --------
   TOTAL FOOD, BEVERAGE & TOBACCO                                          7,384
                                                                        --------
   Health Care Services -- 1.7%
      Quest Diagnostics                                        43,000      2,012
                                                                        --------
   TOTAL HEALTH CARE SERVICES                                              2,012
                                                                        --------
   Industrials -- 3.1%
      Cummins                                                  35,000        905
      Emerson Electric                                         48,000      1,571
      Nucor                                                    31,000      1,256
                                                                        --------
   TOTAL INDUSTRIALS                                                       3,732
                                                                        --------

SCHEDULE OF INVESTMENTS

                                                    OCTOBER 31, 2008 (UNAUDITED)

HANCOCK HORIZON VALUE FUND

                                                                          VALUE
DESCRIPTION                                                 SHARES        (000)
-----------                                              ------------   --------
   Insurance -- 4.6%
      Chubb                                                    48,000   $  2,487
      Metlife                                                  38,000      1,262
      Unum Group                                              110,000      1,733
                                                                        --------
   TOTAL INSURANCE                                                         5,482
                                                                        --------
   Investment Management Companies -- 1.1%
      Federated Investors, Cl B                                55,000      1,331
                                                                        --------
   TOTAL INVESTMENT MANAGEMENT COMPANIES                                   1,331
                                                                        --------
   Machinery -- 2.1%
      Flowserve                                                22,000      1,252
      Parker Hannifin                                          33,000      1,280
                                                                        --------
   TOTAL MACHINERY                                                         2,532
                                                                        --------
   Manufacturing -- 1.7%
      3M                                                       32,000      2,058
                                                                        --------
   TOTAL MANUFACTURING                                                     2,058
                                                                        --------
   Medical Products & Services -- 1.4%
      Amgen *                                                  28,000      1,677
                                                                        --------
   TOTAL MEDICAL PRODUCTS & SERVICES                                       1,677
                                                                        --------
   Multi-Utilities -- 1.4%
      Sempra Energy                                            39,000      1,661
                                                                        --------
   TOTAL MULTI-UTILITIES                                                   1,661
                                                                        --------
   Oil Drilling & Refining -- 1.4%
      ENSCO International                                      45,000      1,711
                                                                        --------
   TOTAL OIL DRILLING & REFINING                                           1,711
                                                                        --------
   Paper & Paper Products -- 1.5%
      Sonoco Products                                          71,000      1,788
                                                                        --------
   TOTAL PAPER & PAPER PRODUCTS                                            1,788
                                                                        --------
   Petroleum & Fuel Products -- 3.9%
      Apache                                                   22,000      1,811
      Halliburton                                              62,000      1,227
      Occidental Petroleum                                     30,000      1,666
                                                                        --------
   TOTAL PETROLEUM & FUEL PRODUCTS                                         4,704
                                                                        --------
   Petroleum Refining -- 6.7%
      ConocoPhillips                                           40,000      2,081

                                                                          VALUE
DESCRIPTION                                                 SHARES        (000)
-----------                                              ------------   --------
   Petroleum Refining - (continued)
      Exxon Mobil                                              27,000   $  2,001
      Hess                                                     35,000      2,107
      Murphy Oil                                               37,000      1,874
                                                                        --------
   TOTAL PETROLEUM REFINING                                                8,063
                                                                        --------
   Retail -- 6.3%
      Genuine Parts                                            59,000      2,322
      Lowe's                                                   98,000      2,127
      McDonald's                                               54,000      3,128
                                                                        --------
   TOTAL RETAIL                                                            7,577
                                                                        --------
   Telephones & Telecommunication -- 1.7%
      AT&T                                                     75,000      2,008
                                                                        --------
   TOTAL TELEPHONES & TELECOMMUNICATION                                    2,008
                                                                        --------
   Transportation Services -- 1.7%
      CSX                                                      46,000      2,103
                                                                        --------
   TOTAL TRANSPORTATION SERVICES                                           2,103
                                                                        --------
   Utilities -- 1.9%
      Ametek                                                   70,000      2,328
                                                                        --------
   TOTAL UTILITIES                                                         2,328
                                                                        --------
   Wholesale -- 1.4%
      AmerisourceBergen, Cl A                                  53,000      1,657
                                                                        --------
   TOTAL WHOLESALE                                                         1,657
                                                                        --------
   TOTAL COMMON STOCK (COST $135,445)                                    115,449
                                                                        --------
CASH EQUIVALENTS (A) -- 5.4%
      Hancock Horizon Prime Money
         Market Fund, 0.700% (B)                            3,135,428      3,135
      SEI Daily Income Trust Prime
         Obligations Fund, Cl A, 2.350%                     3,276,487      3,277
                                                                        --------
   TOTAL CASH EQUIVALENTS (COST $6,412)                                    6,412
                                                                        --------
   TOTAL INVESTMENTS -- 101.5% (COST $141,857) +                        $121,861
                                                                        --------

PERCENTAGES ARE BASED ON NET ASSETS $120,115,211.

*    NON-INCOME PRODUCING SECURITY.

(A)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2008.

(B)  INVESTMENT IN AN AFFILIATED COMPANY.

CL - CLASS

+ AT OCTOBER 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $141,857, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $6,256 AND $(26,252), RESPECTIVELY. COST AND UNREALIZED FIGURES ARE SHOWN WITH "000S" OMITTED.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

                                                    OCTOBER 31, 2008 (UNAUDITED)

HANCOCK HORIZON GROWTH FUND

                                                                          VALUE
DESCRIPTION                                                 SHARES        (000)
-----------                                              ------------   --------
COMMON STOCK -- 97.1%
   Aerospace & Defense -- 1.8%
      United Technologies                                      20,000    $ 1,099
                                                                         -------
   TOTAL AEROSPACE & DEFENSE                                               1,099
                                                                         -------
   Automotive -- 3.7%
      Autozone *                                               12,000      1,528
      Harsco                                                   30,000        710
                                                                         -------
   TOTAL AUTOMOTIVE                                                        2,238
                                                                         -------
   Beauty Products -- 3.2%
      Alberto-Culver, Cl B                                     48,000      1,235
      Avon Products                                            28,000        695
                                                                         -------
   TOTAL BEAUTY PRODUCTS                                                   1,930
                                                                         -------
   Chemicals -- 1.5%
      Sigma-Aldrich                                            20,000        877
                                                                         -------
   TOTAL CHEMICALS                                                           877
                                                                         -------
   Computers & Services -- 9.2%
      CommScope *                                              29,000        427
      Fiserv *                                                 24,000        801
      Hewlett-Packard                                          34,000      1,301
      International Business Machines                          13,000      1,209
      Microsoft                                                46,000      1,027
      Western Digital *                                        47,000        775
                                                                         -------
   TOTAL COMPUTERS & SERVICES                                              5,540
                                                                         -------
   Consumer Products -- 2.3%
      Nike, Cl B                                               24,000      1,383
                                                                         -------
   TOTAL CONSUMER PRODUCTS                                                 1,383
                                                                         -------
   Correctional Institutions -- 1.6%
      Brink's                                                  20,000        970
                                                                         -------
   TOTAL CORRECTIONAL INSTITUTIONS                                           970
                                                                         -------
   Data Processing & Outsourced Services -- 1.4%
      Computer Sciences *                                      28,000        844
                                                                         -------
   TOTAL DATA PROCESSING & OUTSOURCED SERVICES                               844
                                                                         -------
   Drug Retail -- 2.0%
      CVS                                                      39,000      1,195
                                                                         -------
   TOTAL DRUG RETAIL                                                       1,195
                                                                         -------

                                                                          VALUE
DESCRIPTION                                                 SHARES        (000)
-----------                                              ------------   --------
   Drugs -- 2.2%
      Medco Health Solutions *                                 35,000    $ 1,328
                                                                         -------
   TOTAL DRUGS                                                             1,328
                                                                         -------
   Electronic Components & Equipment -- 3.2%
      Amphenol, Cl A                                           40,000      1,146
      Avnet *                                                  46,000        770
                                                                         -------
   TOTAL ELECTRONIC COMPONENTS & EQUIPMENT                                 1,916
                                                                         -------
   Engineering Services -- 1.2%
      Fluor                                                    18,000        719
                                                                         -------
   TOTAL ENGINEERING SERVICES                                                719
                                                                         -------
   Entertainment -- 2.0%
      Walt Disney                                              45,000      1,165
                                                                         -------
   TOTAL ENTERTAINMENT                                                     1,165
                                                                         -------
   Financial Services -- 2.5%
      Goldman Sachs Group                                       5,000        463
      T Rowe Price Group                                       26,000      1,028
                                                                         -------
   TOTAL FINANCIAL SERVICES                                                1,491
                                                                         -------
   Household Products -- 3.9%
      Church & Dwight                                          22,000      1,300
      Snap-On                                                  28,000      1,035
                                                                         -------
   TOTAL HOUSEHOLD PRODUCTS                                                2,335
                                                                         -------
   Information Technology -- 3.7%
      BMC Software *                                           38,000        981
      Oracle *                                                 67,000      1,226
                                                                         -------
   TOTAL INFORMATION TECHNOLOGY                                            2,207
                                                                         -------
   Insurance -- 1.5%
      Aflac                                                    20,000        886
                                                                         -------
   TOTAL INSURANCE                                                           886
                                                                         -------
   Machinery -- 3.0%
      ITT                                                      20,000        890
      Lincoln Electric Holdings                                21,000        906
                                                                         -------
   TOTAL MACHINERY                                                         1,796
                                                                         -------
   Manufacturing -- 0.9%
      SPX                                                      13,000        504
                                                                         -------
   TOTAL MANUFACTURING                                                       504
                                                                         -------

SCHEDULE OF INVESTMENTS

                                                    OCTOBER 31, 2008 (UNAUDITED)

HANCOCK HORIZON GROWTH FUND

                                                                          VALUE
DESCRIPTION                                                 SHARES        (000)
-----------                                              ------------   --------
   Medical Products & Services -- 16.4%
      Baxter International                                     28,000    $ 1,694
      Becton Dickinson                                         18,000      1,249
      CR Bard                                                  14,000      1,236
      Express Scripts, Cl A *                                  20,000      1,212
      Gilead Sciences *                                        26,000      1,192
      Medtronic                                                24,000        968
      Techne                                                   18,000      1,242
      Thermo Fisher Scientific *                               26,000      1,056
                                                                         -------
   TOTAL MEDICAL PRODUCTS & SERVICES                                       9,849
                                                                         -------
   Oil & Gas Exploration & Production -- 1.0%
      Forest Oil *                                             20,000        584
                                                                         -------
   TOTAL OIL & GAS EXPLORATION & PRODUCTION                                  584
                                                                         -------
   Petroleum & Fuel Products -- 4.2%
      Helmerich & Payne                                        26,000        892
      Smith International                                      26,000        896
      XTO Energy                                               21,000        755
                                                                         -------
   TOTAL PETROLEUM & FUEL PRODUCTS                                         2,543
                                                                         -------
   Petroleum Refining -- 1.9%
      Chevron                                                  15,000      1,119
                                                                         -------
   TOTAL PETROLEUM REFINING                                                1,119
                                                                         -------
   Retail -- 11.8%
      Big Lots *                                               39,000        953
      Fastenal                                                 26,000      1,046
      GameStop, Cl A *                                         30,990        849
      Gap                                                      69,000        893
      Ross Stores                                              42,000      1,373
      TJX                                                      42,000      1,124
      WW Grainger                                              11,000        864
                                                                         -------
   TOTAL RETAIL                                                            7,102
                                                                         -------
   Semi-Conductors & Instruments -- 4.6%
      Altera                                                   55,000        954
      Applied Materials                                        72,000        930
      Intel                                                    55,000        880
                                                                         -------
   TOTAL SEMI-CONDUCTORS & INSTRUMENTS                                     2,764
                                                                         -------

                                                                          VALUE
DESCRIPTION                                                 SHARES        (000)
-----------                                              ------------   --------
   Telephones & Telecommunication -- 1.6%
      Harris                                                   27,000    $   971
                                                                         -------
   TOTAL TELEPHONES & TELECOMMUNICATION                                      971
                                                                         -------
   Transportation Services -- 3.1%
      AGCO *                                                   20,000        630
      Burlington Northern Santa Fe                             14,000      1,247
                                                                         -------
   TOTAL TRANSPORTATION SERVICES                                           1,877
                                                                         -------
   Wireless Telecommunication Services -- 1.7%
      American Tower, Cl A *                                   32,000      1,034
                                                                         -------
   TOTAL WIRELESS TELECOMMUNICATION SERVICES                               1,034
                                                                         -------
   TOTAL COMMON STOCK (COST $69,114)                                      58,266
                                                                         -------
CASH EQUIVALENT (A) (B)-- 2.8%
      Hancock Horizon Prime Money Market Fund, 0.700%       1,701,770      1,702
                                                                         -------
   TOTAL CASH EQUIVALENT (COST $1,702)                                     1,702
                                                                         -------
   TOTAL INVESTMENTS -- 99.9% (COST $70,816) +                           $59,968
                                                                         -------

PERCENTAGES ARE BASED ON NET ASSETS $60,037,430.

*    NON-INCOME PRODUCING SECURITY.

CL - CLASS

(A)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2008.

(B)  INVESTMENT IN AFFILIATED COMPANY.

+    AT OCTOBER 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
$70,816, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $2,821 AND $(13,669), RESPECTIVELY. COST AND UNREALIZED FIGURES ARE SHOWN WITH "000S" OMITTED.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

                                                    OCTOBER 31, 2008 (UNAUDITED)

HANCOCK HORIZON BURKENROAD FUND

                                                                          VALUE
DESCRIPTION                                                 SHARES        (000)
-----------                                              ------------   --------
COMMON STOCK -- 93.4%
   Banks -- 6.7%
      IBERIABANK                                               11,000    $   561
      Midsouth Bancorp                                         11,116        184
      Prosperity Bancshares                                    20,000        664
      Southside Bancshares                                     25,000        602
      Teche Holding                                             4,000        119
                                                                         -------
   TOTAL BANKS                                                             2,130
                                                                         -------
   Chemicals -- 1.9%
      Westlake Chemical                                        34,000        620
                                                                         -------
   TOTAL CHEMICALS                                                           620
                                                                         -------
   Commercial Services -- 4.9%
      Comfort Systems USA                                      52,000        485
      Rollins                                                  29,000        510
      Team *                                                   20,000        555
                                                                         -------
   TOTAL COMMERCIAL SERVICES                                               1,550
                                                                         -------
   Computer & Electronics Retail -- 1.7%
      RadioShack                                               42,000        532
                                                                         -------
   TOTAL COMPUTER & ELECTRONICS RETAIL                                       532
                                                                         -------
   Correctional Institutions -- 1.4%
      Geo Group *                                              25,000        441
                                                                         -------
   TOTAL CORRECTIONAL INSTITUTIONS                                           441
                                                                         -------
   Electrical Utilities -- 1.7%
      El Paso Electric *                                       30,000        556
                                                                         -------
   TOTAL ELECTRICAL UTILITIES                                                556
                                                                         -------
   Engineering Services -- 1.7%
      Shaw Group *                                             30,000        537
                                                                         -------
   TOTAL ENGINEERING SERVICES                                                537
                                                                         -------
   Financial Services -- 1.7%
      Ezcorp, Cl A *                                           34,000        538
                                                                         -------
   TOTAL FINANCIAL SERVICES                                                  538
                                                                         -------
   Food, Beverage & Tobacco -- 2.9%
      National Beverage *                                      50,000        458
      Sanderson Farms                                          15,000        468
                                                                         -------
   TOTAL FOOD, BEVERAGE & TOBACCO                                            926
                                                                         -------

                                                                          VALUE
DESCRIPTION                                                 SHARES        (000)
-----------                                              ------------   --------
   Forestry -- 1.0%
      Deltic Timber                                             7,000    $   319
                                                                         -------
   TOTAL FORESTRY                                                            319
                                                                         -------
   Gas & Natural Gas -- 1.2%
      Spectra Energy Partners                                  19,000        382
                                                                         -------
   TOTAL GAS & NATURAL GAS                                                   382
                                                                         -------
   Household Products -- 2.0%
      Tupperware Brands                                        25,000        632
                                                                         -------
   TOTAL HOUSEHOLD PRODUCTS                                                  632
                                                                         -------
   Insurance -- 5.6%
      Amerisafe *                                              37,000        638
      Infinity Property & Casualty                             11,000        438
      ProAssurance *                                           13,000        714
                                                                         -------
   TOTAL INSURANCE                                                         1,790
                                                                         -------
   Leasing & Renting -- 1.6%
      Aaron Rents                                              21,000        520
                                                                         -------
   TOTAL LEASING & RENTING                                                   520
                                                                         -------
   Manufacturing -- 7.7%
      Acuity Brands                                            17,000        594
      AZZ *                                                    19,000        554
      Cal-Maine Foods                                          23,000        676
      Flowers Foods                                            21,000        623
                                                                         -------
   TOTAL MANUFACTURING                                                     2,447
                                                                         -------
   Medical Products & Services -- 10.0%
      Cyberonics *                                             40,000        510
      Immucor *                                                22,000        584
      LHC Group *                                              27,000        952
      Pediatrix Medical Group *                                15,000        580
      US Physical Therapy *                                    40,000        555
                                                                         -------
   TOTAL MEDICAL PRODUCTS & SERVICES                                       3,181
                                                                         -------
   Metals & Mining -- 1.4%
      CARBO Ceramics                                           10,000        433
                                                                         -------
   TOTAL METALS & MINING                                                     433
                                                                         -------
   Office Furniture & Fixtures -- 2.8%
      SYKES Enterprises *                                      35,000        558

SCHEDULE OF INVESTMENTS

                                                    OCTOBER 31, 2008 (UNAUDITED)

HANCOCK HORIZON BURKENROAD FUND

                                                                          VALUE
DESCRIPTION                                                 SHARES        (000)
-----------                                              ------------   --------
   Office Furniture & Fixtures - (continued)
      Tech Data *                                              15,000    $   322
                                                                         -------
   TOTAL OFFICE FURNITURE & FIXTURES                                         880
                                                                         -------
   Paper & Paper Products -- 1.6%
      Rock-Tenn, Cl A                                          17,000        517
                                                                         -------
   TOTAL PAPER & PAPER PRODUCTS                                              517
                                                                         -------
   Petroleum & Fuel Products -- 9.5%
      Cabot Oil & Gas                                           5,000        140
      Callon Petroleum *                                       25,000        258
      Gulf Island Fabrication                                  25,000        493
      Hornbeck Offshore Services *                             12,000        286
      Natural Resource Partners                                25,000        588
      Patterson-UTI Energy                                     30,000        398
      Petroquest Energy *                                      11,000        109
      RPC                                                      28,000        297
      SEACOR Holdings *                                         7,000        470
                                                                         -------
   TOTAL PETROLEUM & FUEL PRODUCTS                                         3,039
                                                                         -------
   Real Estate Investment Trusts -- 2.4%
      American Campus Communities                              14,000        364
      EastGroup Properties                                     12,000        402
                                                                         -------
   TOTAL REAL ESTATE INVESTMENT TRUSTS                                       766
                                                                         -------
   Retail -- 8.1%
      Conn's *                                                 45,000        610
      Fossil *                                                 26,000        472
      Hibbett Sports *                                         34,000        605
      Sally Beauty Holdings *                                  70,000        356
      Zale *                                                   32,000        546
                                                                         -------
   TOTAL RETAIL                                                            2,589
                                                                         -------
   Semi-Conductors & Instruments -- 1.6%
      Silicon Laboratories *                                   20,000        519
                                                                         -------
   TOTAL SEMI-CONDUCTORS & INSTRUMENTS                                       519
                                                                         -------

                                                                          VALUE
DESCRIPTION                                                 SHARES        (000)
-----------                                              ------------   --------
   Telecommunication Services -- 1.8%
      Earthlink *                                              84,000    $   580
                                                                         -------
   TOTAL TELECOMMUNICATION SERVICES                                          580
                                                                         -------
   Transportation Services -- 3.3%
      Gulfmark Offshore *                                      12,000        444
      Kirby *                                                  18,000        618
                                                                         -------
   TOTAL TRANSPORTATION SERVICES                                           1,062
                                                                         -------
   Utilities -- 3.3%
      Cleco                                                    30,000        690
      Powell Industries *                                      20,000        370
                                                                         -------
   TOTAL UTILITIES                                                         1,060
                                                                         -------
   Waste Management Services -- 1.4%
      Darling International *                                  57,000        430
                                                                         -------
   TOTAL WASTE MANAGEMENT SERVICES                                           430
                                                                         -------
   Wireless Telecommunication Services -- 2.5%
      Syniverse Holdings *                                     42,000        790
                                                                         -------
   TOTAL WIRELESS TELECOMMUNICATION SERVICES                                 790
                                                                         -------
   TOTAL COMMON STOCK (COST $30,681)                                      29,766
                                                                         -------
CASH EQUIVALENTS (A) -- 5.0%
      Hancock Horizon Prime Money
         Market Fund, 0.700% (B)                            1,186,117      1,186
      SEI Daily Income Trust Prime
         Obligations Fund, Cl A, 2.350%                       403,991        404
                                                                         -------
   TOTAL CASH EQUIVALENTS (COST $1,590)                                    1,590
                                                                         -------
EXCHANGE TRADED FUND -- 4.6%
      iShares S&P SmallCap 600 Index Fund                      31,000      1,484
                                                                         -------
   TOTAL EXCHANGE TRADED FUND (COST $1,400)                                1,484
                                                                         -------
   TOTAL INVESTMENTS -- 103.0% (COST $33,671) +                          $32,840
                                                                         -------

PERCENTAGES ARE BASED ON NET ASSETS $31,884,620.

*    NON-INCOME PRODUCING SECURITY.

(A)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2008.

(B)  INVESTMENT IN AFFILIATED COMPANY.

CL - CLASS

S&P - STANDARD & POOR'S

+    AT OCTOBER 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
$33,671, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $2,583 AND $(3,414), RESPECTIVELY. COST AND UNREALIZED FIGURES ARE SHOWN WITH "000S" OMITTED.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

                                                    OCTOBER 31, 2008 (UNAUDITED)

HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

                                                                          VALUE
DESCRIPTION                                                 SHARES        (000)
-----------                                              ------------   --------
COMMON STOCK -- 93.0%
   Aerospace & Defense -- 5.2%
      Applied Signal Technology                                12,200    $   219
      General Dynamics                                          3,000        181
      L-3 Communications Holdings, Cl 3                         2,200        178
      Orbital Sciences *                                        8,700        178
                                                                         -------
   TOTAL AEROSPACE & DEFENSE                                                 756
                                                                         -------
   Automotive -- 1.6%
      Autozone *                                                1,800        229
                                                                         -------
   TOTAL AUTOMOTIVE                                                          229
                                                                         -------
   Banks -- 1.3%
      SVB Financial Group *                                     3,500        180
                                                                         -------
   TOTAL BANKS                                                               180
                                                                         -------
   Building & Construction -- 2.2%
      Gibraltar Industries                                     11,800        157
      NCI Building Systems *                                    8,400        156
                                                                         -------
   TOTAL BUILDING & CONSTRUCTION                                             313
                                                                         -------
   Chemicals -- 5.5%
      Ferro                                                    10,700        166
      Minerals Technologies                                     3,800        216
      Olin                                                     11,800        214
      Valspar                                                   9,900        202
                                                                         -------
   TOTAL CHEMICALS                                                           798
                                                                         -------
   Communications Equipment -- 1.0%
      Plantronics                                               9,600        139
                                                                         -------
  TOTAL COMMUNICATIONS EQUIPMENT                                             139
                                                                         -------
   Computers & Services -- 11.2%
      Avocent *                                                12,000        180
      Cisco Systems *                                           9,600        171
      CSG Systems International *                              12,000        200
      DST Systems *                                             3,900        158
      Hewlett-Packard                                           4,800        184
      International Business Machines                           2,000        186
      Microsoft                                                 7,800        174
      QLogic *                                                 14,100        169

                                                                          VALUE
DESCRIPTION                                                 SHARES        (000)
-----------                                              ------------   --------
   Computers & Services - (continued)
      SAIC *                                                   10,500    $   194
                                                                         -------
  TOTAL COMPUTERS & SERVICES                                               1,616
                                                                         -------
   Drugs -- 6.4%
      Bristol-Myers Squibb                                     10,000        206
      Eli Lilly                                                 5,100        172
      McKesson                                                  4,100        151
      Viropharma *                                             17,200        216
      Wyeth                                                     5,700        183
                                                                         -------
   TOTAL DRUGS                                                               928
                                                                         -------
   Electrical Utilities -- 2.6%
      Alliant Energy                                            6,600        194
      DTE Energy                                                5,300        187
                                                                         -------
   TOTAL ELECTRICAL UTILITIES                                                381
                                                                         -------
   Engineering Services -- 1.3%
      EMCOR Group *                                            10,600        188
                                                                         -------
   TOTAL ENGINEERING SERVICES                                                188
                                                                         -------
   Food, Beverage & Tobacco -- 2.9%
      Casey's General Stores                                    7,400        223
      General Mills                                             2,800        190
                                                                         -------
   TOTAL FOOD, BEVERAGE & TOBACCO                                            413
                                                                         -------
   Gas & Natural Gas -- 1.3%
      UGI                                                       8,000        191
                                                                         -------
   TOTAL GAS & NATURAL GAS                                                   191
                                                                         -------
   Health Care Facilities -- 1.2%
      LifePoint Hospitals *                                     7,200        173
                                                                         -------
   TOTAL HEALTH CARE FACILITIES                                              173
                                                                         -------
   Health Care Services -- 1.3%
      Quest Diagnostics                                         4,100        192
                                                                         -------
   TOTAL HEALTH CARE SERVICES                                                192
                                                                         -------
   Hypermarkets & Super Centers -- 1.3%
      BJ's Wholesale Club *                                     5,400        190
                                                                         -------
   TOTAL HYPERMARKETS & SUPER CENTERS                                        190
                                                                         -------
   Manufacturing -- 3.8%
      Brady, Cl A                                               6,200        192
      JM Smucker                                                4,200        187

SCHEDULE OF INVESTMENTS

                                                    OCTOBER 31, 2008 (UNAUDITED)

HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

                                                                          VALUE
DESCRIPTION                                                 SHARES        (000)
-----------                                              ------------   --------
   Manufacturing - (continued)
      Regal-Beloit                                              5,400    $   176
                                                                         -------
   TOTAL MANUFACTURING                                                       555
                                                                         -------
   Medical Products & Services -- 21.4%
      Amgen *                                                   3,500        210
      Applied Biosystems                                        6,400        197
      Chemed                                                    4,600        201
      Conmed *                                                  6,800        178
      Covidien                                                  4,000        177
      Cubist Pharmaceuticals *                                  8,900        226
      DaVita *                                                  3,900        221
      Edwards Lifesciences *                                    3,600        190
      Express Scripts, Cl A *                                   2,900        176
      Forest Laboratories *                                     8,000        186
      Haemonetics *                                             3,400        201
      Humana *                                                  5,200        154
      Lincare Holdings *                                        7,100        187
      Martek Biosciences                                        7,300        218
      St. Jude Medical *                                        4,900        186
      Teleflex                                                  3,500        186
                                                                         -------
   TOTAL MEDICAL PRODUCTS & SERVICES                                       3,094
                                                                         -------
   Paper & Paper Products -- 2.1%
      International Paper                                       8,100        140
      Rock-Tenn, Cl A                                           5,300        161
                                                                         -------
   TOTAL PAPER & PAPER PRODUCTS                                              301
                                                                         -------
   Regional Banks -- 1.3%
      Bank of Hawaii                                            3,700        188
                                                                         -------
   TOTAL REGIONAL BANKS                                                      188
                                                                         -------
   Retail -- 6.2%
      Buckle                                                    6,300        166
      Dollar Tree *                                             5,700        217
      Dress Barn *                                             15,100        144
      MSC Industrial Direct, Cl A                               5,000        179
      Spartan Stores                                            7,100        192
                                                                         -------
   TOTAL RETAIL                                                              898
                                                                         -------

                                                                          VALUE
DESCRIPTION                                                 SHARES        (000)
-----------                                              ------------   --------
   Specialized Consumer Services -- 1.3%
      H&R Block                                                 9,200    $   181
                                                                         -------
   TOTAL SPECIALIZED CONSUMER SERVICES                                       181
                                                                         -------
   Systems Software -- 2.4%
      Sybase *                                                  7,200        192
      Symantec *                                               11,900        149
                                                                         -------
   TOTAL SYSTEMS SOFTWARE                                                    341
                                                                         -------
   Telephones & Telecommunication -- 2.4%
      Embarq                                                    5,000        150
      Harris                                                    5,300        190
                                                                         -------
   TOTAL TELEPHONES & TELECOMMUNICATION                                      340
                                                                         -------
   Transportation Services -- 1.2%
      Wabtec                                                    4,400        175
                                                                         -------
   TOTAL TRANSPORTATION SERVICES                                             175
                                                                         -------
   Trucking -- 1.0%
      Ryder System                                              3,800        151
                                                                         -------
   TOTAL TRUCKING                                                            151
                                                                         -------
   Waste Management Services -- 1.1%
      Darling International *                                  20,900        158
                                                                         -------
   TOTAL WASTE MANAGEMENT SERVICES                                           158
                                                                         -------
   Wholesale -- 2.5%
      AmerisourceBergen, Cl A                                   5,700        178
      Henry Schein *                                            3,900        183
                                                                         -------
   TOTAL WHOLESALE                                                           361
                                                                         -------
   TOTAL COMMON STOCK (COST $15,057)                                      13,430
                                                                         -------
CASH EQUIVALENTS (A) -- 11.0%
   AIM Short-Term Investments
      Money Market, 2.530%                                    347,907        348
   Federated Prime Obligations
      Fund, Cl I, 2.760%                                      623,256        623
   SEI Daily Income Prime
      OBLIGATION FUND, CL A, 2.350%                           620,737        621
                                                                         -------
   TOTAL CASH EQUIVALENTS (COST $1,592)                                    1,592
                                                                         -------
   TOTAL INVESTMENTS -- 104.0% (COST $16,649)+                           $15,022
                                                                         -------

PERCENTAGES ARE BASED ON NET ASSETS $14,448,754.

*    NON-INCOME PRODUCING SECURITY.

(A)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2008.

CL - CLASS

+ AT OCTOBER 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $16,649 HE UNREALIZED APPRECIATION AND DEPRECIATION WERE $277 AND $(1,904), RESPECTIVELY. COST AND UNREALIZED FIGURES ARE SHOWN WITH "000S" OMITTED.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF
INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

                                                    OCTOBER 31, 2008 (UNAUDITED)

HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND

                                                                          VALUE
DESCRIPTION                                                 Shares        (000)
-----------                                              ------------   --------
COMMON STOCK (A) -- 86.7%
   Australia -- 2.9%
      BHP Billiton ADR                                          7,300    $   284
      Macquarie Group                                           6,900        136
                                                                         -------
   TOTAL AUSTRALIA                                                           420
                                                                         -------
   Austria -- 3.6%
      Conwert Immobilien Invest *                              15,200         73
      Erste Group Bank                                          7,000        186
      Schoeller-Bleckmann Oilfield Equipment                    7,200        254
                                                                         -------
   TOTAL AUSTRIA                                                             513
                                                                         -------
   Bermuda -- 1.4%
      Everest Re Group                                          2,600        194
                                                                         -------
  TOTAL BERMUDA                                                              194
                                                                         -------
   Brazil -- 5.4%
      Banco Bradesco ADR                                       13,100        153
      Banco Itau Holding Financeira ADR                         9,700        107
      Brasil Telecom Participacoes ADR                          3,900        134
      Petroleo Brasileiro ADR                                   8,900        239
      Unibanco - Uniao de Bancos Brasileiros GDR                2,100        133
                                                                         -------
   TOTAL BRAZIL                                                              766
                                                                         -------
   Canada -- 2.3%
      Rogers Communications, Cl B                              11,400        332
                                                                         -------
   TOTAL CANADA                                                              332
                                                                         -------
   China -- 3.9%
      Anhui Conch Cement, Cl H                                 56,000        178
      China Shipping Container Lines, Cl H                    521,000         60
      Industrial & Commercial Bank of China                   447,000        210
      Weichai Power, Cl H                                      48,000        115
                                                                         -------
   TOTAL CHINA                                                               563
                                                                         -------

                                                                          VALUE
DESCRIPTION                                                 Shares        (000)
-----------                                              ------------   --------
   Colombia -- 0.9%
      BanColombia ADR                                           6,600    $   129
                                                                         -------
   TOTAL COLOMBIA                                                            129
                                                                         -------
   Finland -- 2.4%
      Nokia                                                    22,600        345
                                                                         -------
   TOTAL FINLAND                                                             345
                                                                         -------
   France -- 5.3%
      BNP Paribas                                               6,500        467
      Societe Generale                                          5,400        293
                                                                         -------
   TOTAL FRANCE                                                              760
                                                                         -------
   Hong Kong -- 5.1%
      Orient Overseas International                            71,000        127
      Sino Land                                               276,000        243
      Sun Hung Kai Properties                                  41,000        359
                                                                         -------
   TOTAL HONG KONG                                                           729
                                                                         -------
   India -- 1.2%
      ICICI Bank ADR                                            9,900        169
                                                                         -------
   TOTAL INDIA                                                               169
                                                                         -------
   Ireland -- 3.7%
      Icon ADR *                                               20,900        530
                                                                         -------
   TOTAL IRELAND                                                             530
                                                                         -------
   Italy -- 1.4%
      Fiat                                                     25,700        203
                                                                         -------
   TOTAL ITALY                                                               203
                                                                         -------
   Japan -- 9.7%
      Denso                                                    13,500        264
      Hitachi                                                  56,000        263
      Nippon Steel                                             97,000        327
      Nomura Holdings                                          15,100        143
      Secom                                                     9,300        355
      Sony                                                      1,200         29
                                                                         -------
   TOTAL JAPAN                                                             1,381
                                                                         -------
   Mexico -- 1.4%
      Controladora Comercial Mexicana                          95,100         27

SCHEDULE OF INVESTMENTS

                                                    OCTOBER 31, 2008 (UNAUDITED)

HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND

                                                                          VALUE
DESCRIPTION                                                 Shares        (000)
-----------                                              ------------   --------
   Mexico - (continued)
      Grupo Elektra                                             6,300    $   168
                                                                         -------
   TOTAL MEXICO                                                              195
                                                                         -------
   Netherlands -- 6.5%
      KONINKLIJKE KPN                                          48,100        674
      Royal Dutch Shell, Cl A                                   9,200        254
                                                                         -------
   TOTAL NETHERLANDS                                                         928
                                                                         -------
   Norway -- 2.6%
      DnB                                                      44,300        257
      Norsk Hydro                                              28,100        117
                                                                         -------
   TOTAL NORWAY                                                              374
                                                                         -------
   Singapore -- 2.4%
      United Industrial                                       369,700        335
                                                                         -------
   TOTAL SINGAPORE                                                           335
                                                                         -------
   South Korea -- 2.4%
      KT ADR                                                   11,300        142
      POSCO ADR                                                 3,000        201
                                                                         -------
   TOTAL SOUTH KOREA                                                         343
                                                                         -------
   Spain -- 3.0%
      Mapfre                                                  133,300        422
                                                                         -------
   TOTAL SPAIN                                                               422
                                                                         -------
   Switzerland -- 6.8%
      Credit Suisse Group                                       5,100        191
      Novartis                                                  5,700        290
      Roche Holding                                             3,200        486
                                                                         -------
   TOTAL SWITZERLAND                                                         967
                                                                         -------
   Turkey -- 1.5%
      Akbank                                                   33,200        115
      Turkiye Garanti Bankasi                                  58,700         99
                                                                         -------
   TOTAL TURKEY                                                              214
                                                                         -------
   United Kingdom -- 10.1%
      ARM Holdings ADR                                         41,100        194
      Colt Telecom Group *                                     16,800         17
      Diageo                                                   21,800        334
      HSBC Holdings                                            31,000        368
      Rio Tinto ADR                                             1,300        242

                                                                          VALUE
DESCRIPTION                                                 Shares        (000)
-----------                                              ------------   --------
   United Kingdom - (continued)
      Shire                                                    21,800    $   287
                                                                         -------
   TOTAL UNITED KINGDOM                                                    1,442
                                                                         -------
   United States -- 0.8%
      Carnival                                                  4,300        109
                                                                         -------
   TOTAL UNITED STATES                                                       109
                                                                         -------
   TOTAL COMMON STOCK (COST $15,379)                                      12,363
                                                                         -------
EXCHANGE TRADED FUNDS -- 7.9%
   iShares MSCI EAFE Index Fund                                14,200        634
   iShares MSCI Japan Index Fund                               24,200        217
   iShares MSCI United Kingdom
      INDEX FUND                                               20,800        278
                                                                         -------
   TOTAL EXCHANGE TRADED FUNDS (COST $1,348)                               1,129
                                                                         -------
CASH EQUIVALENTS (B) -- 10.0%
   Dreyfus Government Cash
      Management, 1.180%                                      591,667        592
   Hancock Horizon Prime Money
      Market Fund, 0.700% (C)                                 612,044        612
   SEI Daily Income Trust Prime
      Obligations Fund,
      Cl A, 2.350%                                            226,460        226
                                                                         -------
   TOTAL CASH EQUIVALENTS (COST $1,430)                                    1,430
                                                                         -------
   TOTAL INVESTMENTS -- 104.6% (COST $18,157)+                           $14,922
                                                                         -------

PERCENTAGES ARE BASED ON NET ASSETS $14,262,355.

*    NON-INCOME PRODUCING SECURITY.

(A) CERTAIN SECURITIES ARE FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE FAIR VALUE COMMITTEE OF THE BOARD OF TRUSTEES. THE TOTAL VALUE OF SUCH SECURITIES AS OF OCTOBER 31, 2008, WAS $8,278(000) AND REPRESENTED 58.0% OF NET ASSETS.

(B)THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2008.

(C) INVESTMENT IN AFFILIATED COMPANY.

ADR - AMERICAN DEPOSITARY RECEIPT
CL - CLASS
GDR - GLOBAL DEPOSITARY RECEIPT
MSCI - MORGAN STANLEY CAPITAL INTERNATIONAL

+ AT OCTOBER 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $18,157, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $15 AND $(3,250), RESPECTIVELY. COST AND UNREALIZED FIGURES ARE SHOWN WITH "000S" OMITTED.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF
INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

In September 2006, the Financial Accounting Standards Board (FASB) released STATEMENT OF FINANCIAL ACCOUNTING STANDARDS (SFAS) No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Funds adopted SFAS No. 157 on February 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

     - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

     - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

     - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Funds' investments are measured at October 31, 2008:

                                    LEVEL 1        LEVEL 2     LEVEL 3       TOTAL
                                 ------------   ------------   -------   ------------
Prime Money Market Fund          $ 17,039,909   $ 11,992,177     $--     $ 29,032,086
Treasury Money Market Fund        180,912,705    304,056,399      --      484,969,104
Strategic Income Bond Fund          8,835,448     92,889,772      --      101,725,220
Value Fund                        121,861,165             --      --      121,861,165
Growth Fund                        59,967,676             --      --       59,967,676
Burkenroad Fund                    32,840,088             --      --       32,840,088
Diversified International Fund     14,921,861             --      --       14,921,861
Quantitative Long/Short Fund       15,021,581             --      --       15,021,581

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                   The Advisors' Inner Circle Fund II


By (Signature and Title)       /s/ Philip T. Masterson
                               --------------------------
                               Philip T. Masterson
                               President
Date:    December 22, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)       /s/ Philip T. Masterson
                               --------------------------
                               Philip T. Masterson
                               President
Date:    December 22, 2008


By (Signature and Title)       /s/ Michael Lawson
                               --------------------------
                               Michael Lawson
                               Treasurer, Controller and Chief Financial Officer
Date:    December 22, 2008